Related party transactions (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Related party transactions
Right of use assets	$ 175,396		$ 175,396		$ 260,807
Lease liability	176,768		176,768		259,792	$ 2,641,794
MAC Engineering, SASU
Related party transactions
Research and Development		$ 65,962	1,392,983	$ 1,646,738
California Electric Boat Company Inc.
Related party transactions
Right of use assets	0		0		0
Lease liability	0		0		$ 0
Rent expense	$ 68,347	$ 0	$ 205,043	$ 0